INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

As of December 31, 2022, the Company’s goodwill consisted of:

	Goodwill	Accumulated Impairment Losses	Currency Translation	Total
Balance at January 1, 2022	$9,834,855	$(8,225,862)	$(21,359)	$1,587,634
Impairment losses	—	(1,486,060)	—	(1,486,060)
Loss on currency translation	—	—	(101,574)	(101,574)
Balance at December 31, 2022	9,834,855	(9,711,922)	(122,933)	—

SCHEDULE OF INTANGIBLE ASSETS

As of September 30, 2024, the Company’s intangible assets consisted of:

Definite lived intangible assets
Balance at January 1, 2024	$210,932
Amortization	(126,564)
Balance at September 30, 2024	$84,368

As of December 31, 2022, the Company’s indefinite lived intangible assets consisted of:

Indefinite lived intangible assets
Balance at January 1, 2022	$6,375,492
Impairment losses	(5,967,602)
Loss on currency translation	(407,890)
Balance at December 31, 2022	$—

As of December 31, 2023 and 2022, the definite lived intangible assets consisted of:

Definite lived intangible assets
Balance at January 1, 2022	$548,436
Amortization	(168,750)
Balance at December 31, 2022	$379,686
Amortization	(168,754)
Balance at December 31, 2023	$210,932

SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS AMORTIZATION EXPENSE

The Company amortizes definite lived intangible assets on a straight-line basis over their estimated useful lives. Amortization expense of identified intangible assets based on the carrying amount as of December 31, 2023 is as follows:

Year ending December 31,
2024	$168,750
2025	42,182
$210,932